Cover	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	Advantage Solutions Inc.
Entity Central Index Key	0001776661
Entity Filer Category	Accelerated Filer